Bank Borrowings and Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2013
Bank Borrowings and Restricted Cash Disclosure [Abstract]
Schedule Of Bank Borrowings and Restricted Cash [Table Text Block]
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term facilities:
Short-term facilities	281,918	417,323	465,324	75,818
Long-term facilities - Current portion	203,967	175,338	109,559	17,851
	485,885	592,661	574,883	93,669

Long-term facilities:
Long-term portion	1,228,993	683,456	474,052	77,240
	1,228,993	683,456	474,052	77,240

Restricted Cash	456,250	398,706	231,434	37,709

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table shows the repayment schedule of loan principle:

	2014	2015	2016	2017	2018	Thereafter
Principle (RMB’000)	574,882	335,649	39,544	49,430	49,430	—
Equivalent to US$’000	93,669	54,689	6,443	8,054	8,054	—

Schedule Of Weighted Average Interest Rates [Table Text Block]	The weighted average interest rates are as follows:
	2010	2011	2012	2013
Short-term facilities	0.94%	5.2%	4.7%	4.1%
Long-term facilities	—	4.2%	4.3%	4.3%